Risk/Return Detail Data - FidelityGlobalEquityIncomeFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global Equity Income Fund /Fidelity Advisor® Global Equity Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global Equity Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate	29.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities. Seeking to exceed the yield on the MSCI ACWI (All Country World Index) Index. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Global Equity Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance . Visit www.fidelity.com for more recent performance information for Fidelity® Global Equity Income Fund, a class of shares of the fund . Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of Fidelity® Global Equity Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time.
Performance One Year or Less [Text]	Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	16.46%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	16.81%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.09%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Management fee	0.86%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%	[2]
Total annual operating expenses	1.94%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 297
3 years	609
5 years	1,047
10 years	2,070
1 Year	197
3 Years	609
5 Years	1,047
10 Years	$ 2,070
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.72%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.80%
1 year	$ 82
3 years	255
5 years	444
10 years	990
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.86%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%	[2]
Total annual operating expenses	1.19%
1 year	$ 689
3 years	931
5 years	1,192
10 years	1,935
1 Year	689
3 Years	931
5 Years	1,192
10 Years	$ 1,935
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.86%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.08%	[2]
Total annual operating expenses	1.44%
1 year	$ 491
3 years	790
5 years	1,109
10 years	2,014
1 Year	491
3 Years	790
5 Years	1,109
10 Years	$ 2,014
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.85%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.93%
1 year	$ 95
3 years	296
5 years	515
10 years	1,143
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143
FidelityGlobalEquityIncomeFund-AMCIZPRO | Fidelity Global Equity Income Fund | MS159
Risk/Return:
Label	MSCI ACWI (All Country World Index) Index
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%

[1]	B On Class C shares redeemed less than one year after purchase.
[2]	A Based on estimated amounts for the current fiscal year.
[3]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.